Additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2022
Additional Paid-in Capital
Schedule of share-based compensation, stock options, activity

	Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	5,497,001,500	0.006	5,362,701,500	0.004	5,236,401,500	$0.003
Granted	115,500,000	0.050	165,000,000	0.050	139,800,000	$0.047
Options exchanged for warrants upon Redomicile Merger (note 1)	(5,200,501,500)	(0.004)	—	—	—	$—
Exercised	—	—	(800,000)	(0.015)	—	$—
Cancelled	(90,300,000)	(0.040)	(29,900,000)	(0.034)	(13,500,000)	$(0.034)
Outstanding, end of year	321,700,000	0.043	5,497,001,500	0.006	5,362,701,500	$0.004

Exercisable, end of year	160,800,000	0.037	5,221,701,500	0.004	5,202,701,500	$0.003

Schedule of Options Outstanding

	December 31, 2022			December 31, 2021			December 31, 2020
Expiry Date	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value
July 1, 2021	—	$—	—	—	$—	—	4,365,001,300	$0.002	$0.069
November 27, 2022	—	$—	—	5,600,000	$0.015	0.045	6,950,000	$0.015	$0.056
January 31, 2023 (note 14)	20,500,000	$0.015	0.050	40,500,000	$0.015	0.045	40,500,000	$0.015	$0.056
June 13, 2023	5,000,000	$0.015	0.050	5,000,000	$0.015	0.045	5,000,000	$0.015	$0.056
October 1, 2023	—	$—	—	—	$—	—	300,000	$0.050	$0.021
February 3, 2024	—	$—	—	—	$—	—	10,000,000	$0.035	$0.036
March 14, 2024	6,650,000	$0.035	0.030	6,650,000	$0.035	0.025	9,150,000	$0.035	$0.036
April 12, 2024	—	$—	—	4,925,001,500	$0.002	0.058	560,000,200	$0.002	$0.069
April 12, 2024	3,350,000	$0.015	0.050	3,350,000	$0.015	0.045	3,900,000	$0.015	$0.056
April 12, 2024	200,000	$0.030	0.035	200,000	$0.030	0.030	200,000	$0.030	$0.041
May 6, 2024	13,000,000	$0.035	0.030	13,000,000	$0.035	0.025	13,000,000	$0.035	$0.036
May 17, 2024	57,000,000	$0.050	0.015	77,000,000	$0.050	0.010	62,000,000	$0.050	$0.021
May 17, 2024	19,400,000	$0.035	0.030	19,400,000	$0.035	0.025	25,400,000	$0.035	$0.036
June 17, 2024	—	$—	—	5,000,000	$0.050	0.010	5,000,000	$0.050	$0.021
June 17, 2024	—	$—	—	—	$—	—	5,000,000	$0.035	$0.036
August 16, 2024	—	$—	—	2,500,000	$0.050	0.010	2,500,000	$0.050	$0.021
September 6, 2024	—	$—	—	1,000,000	$0.050	0.010	1,000,000	$0.050	$0.021
September 17, 2024	—	$—	—	—	$—	—	5,000,000	$0.035	$0.036
October 3, 2024	3,500,000	$0.035	0.030	3,500,000	$0.035	0.025	3,500,000	$0.035	$0.036
October 24, 2024	2,000,000	$0.035	0.030	2,000,000	$0.035	0.025	2,000,000	$0.035	$0.036
December 11, 2024	—	$—	—	120,000,000	$0.015	0.045	120,000,000	$0.015	$0.056
April 1, 2025	10,000,000	$0.035	0.030	10,000,000	$0.035	0.025	10,000,000	$0.035	$0.036
May 31, 2025	10,000,000	$0.035	0.030	20,000,000	$0.035	0.025	20,000,000	$0.035	$0.036
May 31, 2025	57,300,000	$0.050	0.015	87,300,000	$0.050	0.010	87,300,000	$0.050	$0.021
December 31, 2025	5,300,000	$0.015	0.050	—	$—	—	—	$—	$—
December 31, 2025	56,500,000	$0.050	0.015	56,500,000	$0.050	0.010	—	$—	$—
June 30, 2026	26,000,000	$0.050	0.015	26,000,000	$0.050	0.010	—	$—	$—
September 30, 2026	16,000,000	$0.050	0.015	17,500,000	$0.050	0.010	—	$—	$—
December 31, 2026	10,000,000	$0.050	0.015	50,000,000	$0.050	0.010	—	$—	$—
Total	321,700,000	$0.043	0.022	5,497,001,500	$0.006	0.054	5,362,701,500	$0.004	$0.066

Weighted Average Remaining Contractual Life		2.21			2.37			1.05

Schedule of Fair Value of Stock Options Granted-Allocation

	December 31, 2022	December 31, 2021	December 31, 2020
Interest expense	$4,004,906	$3,425,120	$—
Product development expense	227,338	222,178	1,156,195
Professional expense	38,614	169,382	741,564
Selling, general and administration expenses	1,499,322	586,538	930,258
	$5,770,180	$4,403,218	$2,828,017

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	December 31, 2022	December 31, 2021	December 31, 2020
Risk-free interest rate	3.05%	0.87%	0.20%
Expected life (years)	4.5	4.8	4.6
Expected dividends	0%	0%	0%
Expected volatility	123%	278%	312%
Forfeiture rate	0%	0%	0%

Summary of warrant activity

	Year Ended December 31, 2022		Years Ended December 31, 2021 and 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	-	-	-	$-
Options exchanged for warrants (note 1)	5,200,501,500	0.004	—	$—
Outstanding, end of year	5,200,501,500	0.004	—	$—

Exercisable, end of year	5,200,501,500	0.004	—	$—

Schedule Warrants Outstanding

	December 31, 2022			December 31, 2021 and 2020
Expiry Date	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value
April 12, 2024	4,925,001,500	$0.002	0.063	—	$—	$—
December 11, 2024	120,000,000	$0.015	0.050	—	$—	$—
December 31, 2026	155,500,000	$0.050	0.015	—	$—	$—
Total	5,200,501,500	$0.004	0.061	—	$—	$—

Weighted Average Remaining Contractual Life		1.38			—